Transactions With Related Parties And Affiliates Note Receivable From Affiliates And Other (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended		11 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 17, 2017	Jun. 30, 2018	Jun. 30, 2017	Nov. 15, 2012	Dec. 31, 2017	Mar. 16, 2017
Related Party Transaction [Line Items]
Payments to acquire notes receivable from affiliiates				$ 0	$ 4,050
Notes receivable	$ (29,423)		$ (29,423)	(29,423)			$ (29,423)
Note receivable from affiliates	$ 4,386			$ 4,386			$ 4,253
Common units outstanding	167,589,764			167,589,764			147,797,720
Other Income	$ 146	$ 2,950		$ 720	$ 6,070
Amounts due from related parties, long-term - Fair Value	44,009			44,009			$ 34,891
Non-cash interest income
Related Party Transaction [Line Items]
Notes receivable	336			336
Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units					13,076,923
Navios Holdings
Related Party Transaction [Line Items]
Value of consideration given			33,473
Payments to acquire notes receivable from affiliiates			$ 4,050
Note receivable, Amount to be received on maturity	$ 50,937			$ 50,937
Income from credit default insurance		2,276			$ 4,527
Other Income		$ 2,396			$ 4,765
Navios Holdings | Common Unitholders
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units			13,076,923
Closing share price								$ 2.25
Navios Term Loans I | Navios Holdings | Navios Revolving Loans I
Related Party Transaction [Line Items]
Value of consideration given			$ 33,473
Payments to acquire notes receivable from affiliiates			$ 4,050
Navios Term Loans I | Navios Holdings | Common Unitholders | Navios Revolving Loans I
Related Party Transaction [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units			13,076,923
Navios Holdings
Related Party Transaction [Line Items]
Common units interest percentage				18.20%
Common units outstanding	31,053,233			31,053,233
Navios Holdings' general partner interest in Navios Partners				2.00%
Supplemental Credit Default Insurance Maximum Cash Payment						$ 20,000
Amounts due from related parties, long-term - Fair Value	$ 19,416			$ 19,416
Accrued interest and discount unwinding	$ 97			$ 193
Navios Holdings | Navios Term Loans I | Navios Revolving Loans I
Related Party Transaction [Line Items]
Preferred distribution percentage			12.70%